Short-Term Borrowings from a Third Party (Details) - Schedule of short-term borrowings from third party repaid - Short-term Borrowing from Third Party [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Total	$ 2,050,000
Guohui Li [Member]
Short-Term Debt [Line Items]
Total	$ 250,000
Effective Day	Apr. 11, 2022
Due Day	Dec. 15, 2023
Guohui Li One [Member]
Short-Term Debt [Line Items]
Total	$ 500,000
Effective Day	Apr. 27, 2022
Due Day	Dec. 15, 2023
Guohui Li Two [Member]
Short-Term Debt [Line Items]
Total	$ 500,000
Effective Day	Aug. 29, 2022
Due Day	Dec. 15, 2023
Guohui Li Three[Member]
Short-Term Debt [Line Items]
Total	$ 200,000
Effective Day	Mar. 29, 2023
Due Day	Dec. 15, 2023
Guohui Li Four [Member]
Short-Term Debt [Line Items]
Total	$ 300,000
Effective Day	Feb. 16, 2022
Due Day	Dec. 15, 2023
Guohui Li Five [Member]
Short-Term Debt [Line Items]
Total	$ 300,000
Effective Day	May 11, 2023
Due Day	Dec. 15, 2023